Supplemental Guarantor Financial Information - Narrative (Details)	Apr. 30, 2017 USD ($)
8.125% senior notes due May 2025 | Senior Notes | EESLP And EES Finance Corp.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt instrument, face amount	$ 375,000,000